Shareholder Report, Holdings (Details)	Sep. 30, 2024
Fidelity Advisor Freedom 2065 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2065 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2065 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2065 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2065 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2065 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2065 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2065 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2065 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2065 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2050 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2050 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2050 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2050 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2050 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2050 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2050 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2050 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2050 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2050 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2050 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2025 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Freedom 2025 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Freedom 2025 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2025 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2025 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2025 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2025 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Freedom 2025 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Advisor Freedom 2025 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Freedom 2025 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Advisor Freedom 2025 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2025 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2045 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom Income Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Fidelity Advisor Freedom Income Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Freedom Income Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom Income Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom Income Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom Income Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom Income Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Income Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Freedom Income Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Advisor Freedom Income Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom Income Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Freedom 2010 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Freedom 2010 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.80%
Fidelity Advisor Freedom 2010 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2010 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2055 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2055 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2055 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2055 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2055 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2055 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2055 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2055 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2055 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2055 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2055 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2050 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2055 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2055 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2055 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2055 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2055 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2055 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2055 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2055 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2055 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2055 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2055 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Advisor Freedom 2015 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2015 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2015 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Advisor Freedom 2015 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2015 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2015 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2015 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Advisor Freedom 2015 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2015 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2015 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Advisor Freedom 2015 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2015 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2015 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2015 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Advisor Freedom 2015 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2015 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2060 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2060 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2060 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2060 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2060 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2060 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2060 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Freedom 2060 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2060 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2060 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2060 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2060 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2060 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2060 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2060 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2060 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Freedom 2060 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2060 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.80%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2010 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2060 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2060 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Freedom 2060 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2060 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2040 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom 2040 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2040 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2040 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2040 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Advisor Freedom 2040 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Freedom 2040 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Freedom 2040 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2070 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2070 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2070 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Freedom 2070 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2070 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2070 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2070 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity Advisor Freedom 2070 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Advisor Freedom 2070 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Freedom 2020 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor Freedom 2020 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2020 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2020 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2020 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Freedom 2020 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Freedom 2020 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Advisor Freedom 2020 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2020 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2040 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom 2040 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2040 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2040 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2040 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Advisor Freedom 2040 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Freedom 2040 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Freedom 2040 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2015 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2010 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Advisor Freedom 2010 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Freedom 2010 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2010 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2010 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2010 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Freedom 2010 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Freedom 2010 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.80%
Fidelity Advisor Freedom 2010 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2010 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2070 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Advisor Freedom 2070 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2050 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2050 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2050 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2050 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2050 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Freedom 2030 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2030 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2030 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2030 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2030 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Advisor Freedom 2030 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Freedom 2030 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Freedom 2030 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2030 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2070 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2070 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2070 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Freedom 2070 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2070 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2070 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2070 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity Advisor Freedom 2070 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Advisor Freedom 2070 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2065 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2065 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2065 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2065 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2065 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom Income Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Fidelity Advisor Freedom Income Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Freedom Income Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom Income Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom Income Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom Income Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom Income Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Income Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Freedom Income Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Advisor Freedom Income Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom Income Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2065 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2065 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2065 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2065 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2065 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2065 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2065 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2065 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2065 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Freedom 2035 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Freedom 2035 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2035 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Freedom 2035 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Freedom 2035 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Advisor Freedom 2035 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2035 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2040 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2035 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Freedom 2035 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Freedom 2035 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2035 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Freedom 2035 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Freedom 2035 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Advisor Freedom 2035 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2035 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2045 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2045 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2045 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2045 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2045 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2045 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2045 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2045 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2045 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2045 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2025 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Freedom 2025 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Freedom 2025 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2025 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2025 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2025 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2025 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Freedom 2025 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Advisor Freedom 2025 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Freedom 2025 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Advisor Freedom 2025 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2025 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2055 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2055 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2055 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2055 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2055 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2055 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2055 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2055 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2055 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2055 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2055 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2055 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2055 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2055 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2055 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2055 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2055 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2055 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2055 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2055 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2055 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2055 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2055 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2055 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2055 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2055 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2055 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2010 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Advisor Freedom 2010 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Freedom 2010 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2010 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2010 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2010 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Freedom 2010 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Freedom 2010 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.80%
Fidelity Advisor Freedom 2010 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2010 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2030 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2030 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Advisor Freedom 2030 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Freedom 2030 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Freedom 2030 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2030 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Freedom 2035 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Freedom 2035 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2035 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Freedom 2035 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Freedom 2035 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Advisor Freedom 2035 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2035 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2020 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor Freedom 2020 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2020 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2020 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2020 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Freedom 2020 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Freedom 2020 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Advisor Freedom 2020 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2020 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2025 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Freedom 2025 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Freedom 2025 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2025 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2025 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2025 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2025 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Freedom 2025 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Advisor Freedom 2025 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Freedom 2025 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Advisor Freedom 2025 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2025 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2020 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor Freedom 2020 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2020 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2020 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2020 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Freedom 2020 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Freedom 2020 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Advisor Freedom 2020 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2020 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2065 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2065 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2065 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2065 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2065 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2065 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2065 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2065 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2065 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2035 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2020 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor Freedom 2020 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2020 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2020 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2020 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Freedom 2020 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Freedom 2020 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Advisor Freedom 2020 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2020 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom Income Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Fidelity Advisor Freedom Income Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Freedom Income Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom Income Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom Income Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom Income Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom Income Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Income Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Freedom Income Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Advisor Freedom Income Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom Income Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2045 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2045 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2045 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2045 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2045 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Freedom 2030 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2030 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2030 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2030 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2030 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Advisor Freedom 2030 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Freedom 2030 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Freedom 2030 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2030 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2065 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2065 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2065 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2065 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2065 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2065 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2065 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2065 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2065 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2065 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Freedom 2035 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Freedom 2035 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Advisor Freedom 2035 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2035 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2040 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2040 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Advisor Freedom 2040 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Freedom 2040 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Freedom 2040 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2025 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2025 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2055 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2055 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom Income Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Fidelity Advisor Freedom Income Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Freedom Income Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom Income Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom Income Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom Income Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom Income Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Income Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Freedom Income Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Advisor Freedom Income Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom Income Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2070 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2070 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2070 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Freedom 2070 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2070 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2070 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2070 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity Advisor Freedom 2070 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Advisor Freedom 2070 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Freedom 2050 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2050 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2050 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2050 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2050 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2050 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2050 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2050 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2050 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2050 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2050 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2060 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2060 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2035 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	15.70%
Fidelity Advisor Freedom 2035 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.70%
Fidelity Advisor Freedom 2035 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity Advisor Freedom 2035 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2035 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2035 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity Advisor Freedom 2035 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2035 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	40.00%
Fidelity Advisor Freedom 2035 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.00%
Fidelity Advisor Freedom 2035 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.80%
Fidelity Advisor Freedom 2035 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2035 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2050 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2050 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2050 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2050 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2050 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2050 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2050 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2050 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2050 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2050 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2045 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2045 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2045 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2045 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2045 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2045 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2045 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2045 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2045 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2045 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2045 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2070 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2070 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity Advisor Freedom 2070 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Advisor Freedom 2070 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Freedom 2050 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2050 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2050 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2050 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2050 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2050 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2050 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2050 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2050 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2050 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2050 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2050 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2050 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom Income Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Fidelity Advisor Freedom Income Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Freedom Income Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom Income Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom Income Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom Income Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom Income Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Income Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Freedom Income Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Advisor Freedom Income Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom Income Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2040 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom 2040 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2040 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2040 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2040 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Advisor Freedom 2040 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Freedom 2040 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Freedom 2040 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2060 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2060 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2060 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2060 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2060 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2060 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2060 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Freedom 2060 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2060 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2060 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2060 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2060 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2060 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2060 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2060 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2060 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2060 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2060 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.30%
Fidelity Advisor Freedom 2060 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2060 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2060 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2070 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Fidelity Advisor Freedom 2070 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2070 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2070 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity Advisor Freedom 2070 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2070 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2070 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2070 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2070 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	51.00%
Fidelity Advisor Freedom 2070 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.90%
Fidelity Advisor Freedom 2070 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Fidelity Advisor Freedom Income Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	38.00%
Fidelity Advisor Freedom Income Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity Advisor Freedom Income Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom Income Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom Income Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom Income Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom Income Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity Advisor Freedom Income Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom Income Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity Advisor Freedom Income Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	66.90%
Fidelity Advisor Freedom Income Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom Income Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2025 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Freedom 2025 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Freedom 2025 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2025 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2025 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2025 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2025 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Freedom 2025 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Advisor Freedom 2025 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Freedom 2025 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Advisor Freedom 2025 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2025 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2030 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2030 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.10%
Fidelity Advisor Freedom 2040 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity Advisor Freedom 2040 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2040 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Fidelity Advisor Freedom 2040 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity Advisor Freedom 2040 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity Advisor Freedom 2040 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2040 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	48.70%
Fidelity Advisor Freedom 2040 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	38.70%
Fidelity Advisor Freedom 2040 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	12.30%
Fidelity Advisor Freedom 2040 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2040 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2010 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Advisor Freedom 2010 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Freedom 2010 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2010 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2010 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2010 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Freedom 2010 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Freedom 2010 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.80%
Fidelity Advisor Freedom 2010 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2010 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	24.20%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2025 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity Advisor Freedom 2025 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	29.90%
Fidelity Advisor Freedom 2025 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	26.30%
Fidelity Advisor Freedom 2025 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	43.40%
Fidelity Advisor Freedom 2025 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2025 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2015 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Advisor Freedom 2015 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2015 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2015 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2015 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Advisor Freedom 2015 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2015 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class Z | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Freedom 2020 Fund - Class Z | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Freedom 2020 Fund - Class Z | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Advisor Freedom 2020 Fund - Class Z | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2020 Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2010 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	35.10%
Fidelity Advisor Freedom 2010 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Advisor Freedom 2010 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Fidelity Advisor Freedom 2010 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2010 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2010 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity Advisor Freedom 2010 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Freedom 2010 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2010 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	14.00%
Fidelity Advisor Freedom 2010 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	15.80%
Fidelity Advisor Freedom 2010 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	61.80%
Fidelity Advisor Freedom 2010 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Fidelity Advisor Freedom 2010 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2065 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2065 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2015 Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	31.60%
Fidelity Advisor Freedom 2015 Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2015 Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2015 Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Fidelity Advisor Freedom 2015 Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Freedom 2015 Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2015 Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Fidelity Advisor Freedom 2015 Fund - Class M | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class M | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	19.50%
Fidelity Advisor Freedom 2015 Fund - Class M | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	55.40%
Fidelity Advisor Freedom 2015 Fund - Class M | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2015 Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Freedom 2020 Fund - Class K6 | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	3.70%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	25.00%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	23.10%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	49.10%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Freedom 2020 Fund - Class K6 | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2045 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2045 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2045 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2045 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2045 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2045 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2045 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2045 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2045 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2045 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2045 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Freedom 2030 Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2030 Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2030 Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2030 Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2030 Fund - Class I | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Advisor Freedom 2030 Fund - Class I | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Freedom 2030 Fund - Class I | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Freedom 2030 Fund - Class I | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2030 Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2045 Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	10.60%
Fidelity Advisor Freedom 2045 Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Freedom 2045 Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity Advisor Freedom 2045 Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2045 Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity Advisor Freedom 2045 Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity Advisor Freedom 2045 Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity Advisor Freedom 2045 Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity Advisor Freedom 2045 Fund - Class A | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	52.20%
Fidelity Advisor Freedom 2045 Fund - Class A | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	41.20%
Fidelity Advisor Freedom 2045 Fund - Class A | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Fidelity Advisor Freedom 2045 Fund - Class A | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2045 Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Freedom 2030 Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Advisor Freedom 2030 Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Fidelity Advisor Freedom 2030 Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity Advisor Freedom 2030 Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity Advisor Freedom 2030 Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity Advisor Freedom 2030 Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Freedom 2030 Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	4.30%
Fidelity Advisor Freedom 2030 Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Fidelity Advisor Freedom 2030 Fund - Class C | AADomesticEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	33.90%
Fidelity Advisor Freedom 2030 Fund - Class C | AAInternationalEquityFundsMember
Holdings [Line Items]
Percent of Net Asset Value	28.90%
Fidelity Advisor Freedom 2030 Fund - Class C | AABondFundsMember
Holdings [Line Items]
Percent of Net Asset Value	36.80%
Fidelity Advisor Freedom 2030 Fund - Class C | AAShortTermFundsMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Freedom 2030 Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.30%